Cash Flow Information	12 Months Ended
Mar. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Cash Flow Information
5. Cash Flow Information
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2022 and 2023, respectively.

	Millions of yen
	2022	2023
Cash and Cash Equivalents	¥954,827	¥1,231,860
Restricted Cash	136,985	135,048

Cash, Cash Equivalents and Restricted Cash	¥1,091,812	¥1,366,908

Cash payments during fiscal 2021, 2022 and 2023 are as follows:

	Millions of yen
	2021	2022	2023
Cash payments:
Interest	¥80,313	¥65,965	¥117,759
Income taxes, net	76,292	83,030	187,246
The main
non-cash
activities in fiscal 2021, 2022 and 2023 are as follows.
In fiscal 2021
,

2022
and 202
3
, real estate under operating leases of
 ¥75 million,
¥464 million and ¥750
million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral. In fiscal 2021, 2022 and 2023, other assets of ¥
1 million, ¥6 million and ¥12 million, respectively, were recognized with the corresponding amounts of installment loans being derecognized as a result of acquiring real estate collateral.
In fiscal 2021, assets and liabilities decreased by ¥5,218 million and ¥18 million, in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2022, assets and liabilities decreased by ¥13,378 million and ¥943 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of investment in securities, and the derecognized liabilities mainly consist of other liabilities. In fiscal 2023, assets and liabilities decreased by ¥7,752 million and ¥3,916 million in the Company’s consolidated balance sheet due to deconsolidation of a subsidiary and certain VIEs which had been consolidated by certain subsidiaries. The derecognized assets mainly consist of operating lease assets, and the derecognized liabilities mainly consist of long-term debt. Derecognition of these assets and liabilities were not included in cash flows from investing activities or financing activities in the consolidated statements of cash flows because they did not involve cash transactions.

ROU assets obtained in exchange for lease liabilities were not included in cash flows from investing activities or financing activities because they did not involve cash transactions. For further information, see Note 6 “Leases.”